Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.70%	14.77%	16.86%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.00%	13.25%	15.92%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.58%	10.49%	13.64%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	9.65%	12.48%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.43%	13.62%	15.84%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.06%	14.20%	16.24%